Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	BELIVE HOLDINGS
Entity Central Index Key	0001982448
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	26A Ann Siang Road
Entity Address, Address Line Two	#03-00
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	069706
City Area Code	+65
Local Phone Number	9090 5788
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	+1 302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates